INVENTORIES	6 Months Ended
Jun. 30, 2019
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 3:-    INVENTORIES

Inventories are comprised of the following:

	June 30,	December 31,
	2019	2018

Raw materials, parts and supplies	$7,080	$5,885
Work in progress and assembled raw materials	12,898	10,548
Finished products	6,246	4,676

	$26,224	$21,109

Inventory write-offs amounted to $1,260 and $3,189 during the six months ended June 30, 2019 and 2018, respectively.